Loans and Allowance for Credit Losses, Key Inputs and Assumptions - Additional Information (Detail) - $ / Perbarrel	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2021	Oct. 31, 2020
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		25
Oil price (West Texas Intermediate) average price [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		35
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		61	43
Oil price (West Texas Intermediate) average price [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		53	48
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		74
Oil price (West Texas Intermediate) average price [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers oil price per barrel		55
Canadian unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	7.80%
US unemployment rate [member] | Quarterly Average [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	5.80%
U.S. GDP growth rate [member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	3.80%
U.S. GDP growth rate [member] | Above Fourth Quarter 2019 Level [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	0.70%
Canada GDP growth rate [member] | Events after reporting period [member]
Statement [Line Items]
Average value macroeconomic drivers percentage	2.20%
Canada GDP growth rate [member] | Below Fourth Quarter 2019 Level [Member]
Statement [Line Items]
Average value macroeconomic drivers percentage	1.00%
Canadian housing price index [member] | Downside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		(29.60%)
Canadian housing price index [member] | Downside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		4.20%
Canadian housing price index [member] | Base Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		3.00%	0.60%
Canadian housing price index [member] | Base Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		3.70%	4.50%
Canadian housing price index [member] | Upside Scenario [member] | Next Twelve Months [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		10.90%
Canadian housing price index [member] | Upside Scenario [member] | Next Two To Five Years [member]
Statement [Line Items]
Average value macroeconomic drivers percentage		11.10%